Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax rate, percentage	27.00%	27.00%
Deferred tax assets	$ 390
Interest or penalties amount	$ 109	$ 44